SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Tables)	6 Months Ended
Jun. 30, 2012
SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS [Abstract]
Schedule of Share Capital

Authorized share capital is as follows:

(in thousands of $, except share data)	June 30, 2012	December 31, 2011
125,000,000 common shares of $1.00 par value each	125,000	125,000

Issued and fully paid share capital is as follows:

(in thousands of $, except share data)	June 30, 2012	December 31, 2011
79,125,000 common shares of $1.00 par value each (December 31, 2011: 79,125,000 shares)	79,125	79,125

The Company's common shares are listed on the New York Stock Exchange.

In March 2012, an employee of the Company, who has subsequently resigned, exercised options to acquire 100,000 shares in the Company at the option price of $6.85 per share. A subsidiary of the Company extended a short term credit to facilitate the purchase these shares. Therefore the shares have been issued but they are not fully paid as at June 30, 2012 and the amount receivable from this former employee has been recorded as a reduction in equity.

In November 2006, the Board of Directors approved the Ship Finance International Limited Share Option Scheme (the "Option Scheme"). The Option Scheme permits the Board of Directors, at its discretion, to grant options to employees and directors of the Company or its subsidiaries. The fair value cost of options granted is recognized in the statement of operations, and the corresponding amount is credited to additional paid in capital.

The Company has accounted for the acquisition of vessels from Frontline at Frontline's historical carrying value.  The difference between the historical carrying values and the net investment in the leases has been recorded as a deferred deemed equity contribution, which is presented as a reduction in net investment in direct financing leases in the balance sheet.  This accounting treatment arises from the related party nature of both the initial transfer of the vessels and the subsequent leases.  The deferred deemed equity contribution is amortized to contributed surplus over the life of the lease arrangements, as lease payments are applied to the principal balance of the lease receivable. In the six months ended June 30, 2012, the Company has credited contributed surplus with $5.3 million of such deemed equity contributions (December 31 2011: $16.2 million).